Other long-term liabilities - Schedule of Other Long-Term Liabilities (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Long-Term Liabilities [Line Items]
Amount of cash deposit account	$ 0	$ 60,000,000
Carrying value of vessels being funded	315,600,000	766,321,000
Deferred gain on sale leaseback	57,627,000
COSCO Pride - 13100 TEU vessel [Member]
Other Long-Term Liabilities [Line Items]
Terms of leases (in years)	12 years
Financing from lessor	144,185,000
Lease payments include an interest component based on three month LIBOR plus margin percentage	2.60%
COSCO Faith - 13100 TEU vessel [Member]
Other Long-Term Liabilities [Line Items]
Terms of leases (in years)	12 years
Financing from lessor	109,000,000
Lease payments include an interest component based on three month LIBOR plus margin percentage	3.00%
Amount of option to purchase the vessel from the lessor	1
Four 10000 TEU Vessels [Member]
Other Long-Term Liabilities [Line Items]
Proceeds from lease financing arrangements(in Dollars per vessel)	110,000,000
Proceeds from lease financing arrangements in total	440,000,000
Terms of leases	8 years 6 months
Additional terms of leases	2 years
Number of vessels	4
Sale leaseback transaction term description	Under the lease financing arrangements, the Company will sell the vessels to the SPCs and lease the vessels back from the SPCs over a term of approximately 8.5 years, with an option to purchase the vessels at the end of the lease term for a pre-determined fair value purchase price. If the purchase option is not exercised, the lease term will be automatically extended for an additional two years.
Number of vessel lease sold	3
Proceeds from lease financing arrangements in total	330,000,000
Deferred gain on sale leaseback	59,055,000
Total term lease period	10 years 6 months
Leases for five 4500 TEU vessels [Member]
Other Long-Term Liabilities [Line Items]
Terms of leases (in years)	5 years
Amount of cash deposit account	60,000,000
Realized net gain on termination of leases	3,763,000
Deferred financing fees wrote off	945,000
Maximum [Member] | COSCO Pride - 13100 TEU vessel [Member]
Other Long-Term Liabilities [Line Items]
Outstanding balance at end of lease term	$ 48,000,000